IMPACT OF THE COVID19 PANDEMIC - CARES Act Loan Program (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 26, 2020	Dec. 31, 2020
U. S. Department of the Treasury CARES Act Loan
Unusual or Infrequent Item, or Both [Line Items]
Loan received	$ 45,000	$ 45,000